Cover Page	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 06, 2021
Entity Registrant Name	Global Industrial Company
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13792
Entity Tax Identification Number	11-3262067
Entity Address, Address Line One	11 Harbor Park Drive
Entity Address, City or Town	Port Washington
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11050
City Area Code	(516)
Local Phone Number	608-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($.01 par value)
Trading Symbol	GIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000945114
Amendment Flag	false